INCOME TAXES - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliation of tax
Statutory rate	25.00%	25.00%	25.00%
Loss before income taxes	¥ (50,945)	$ (7,607)	¥ (57,733)	¥ (57,733)
Income tax benefit computed at the statutory income tax rate at 25%	12,736	1,901		14,433
Non-deductible expenses	(2,762)	(412)		(69)
International rate differences	(3,402)	(508)		(9,387)
Preferential tax rate differences	(545)	(81)		(353)
Change in valuation allowance	(3,897)	(582)		(4,580)
Income tax benefit	¥ 2,130	$ 318	¥ 44	¥ 44